share-based compensation (Tables)	6 Months Ended
Jun. 30, 2025
share-based compensation
Schedule of share-based compensation expense

Periods ended June 30 (millions)		2025			2024
			Associated	Statement		Associated	Statement
		Employee	operating	of cash	Employee	operating	of cash
		benefits	cash	flows	benefits	cash	flows
	Note	expense [1]	outflows	adjustment	expense	outflows	adjustment
THREE-MONTH
Restricted share units	(b)	$42	$(5)	$37	$42	$(3)	$39
Employee share purchase plan	(c)	5	(5)	—	8	(8)	—
		$47	$(10)	$37	$50	$(11)	$39
TELUS technology solutions [2]		$34	$(6)	$28	$34	$(9)	$25
TELUS health [2]		5	—	5	3	—	3
TELUS digital experience [3]		8	(4)	4	13	(2)	11
		$47	$(10)	$37	$50	$(11)	$39
SIX-MONTH
Restricted share units	(b)	$83	$(5)	$78	$72	$(6)	$66
Employee share purchase plan	(c)	13	(13)	—	16	(16)	—
Share option awards	(d)	1	—	1	—	—	—
		$97	$(18)	$79	$88	$(22)	$66
TELUS technology solutions [2]		$70	$(13)	$57	$67	$(18)	$49
TELUS health [2]		8	—	8	6	—	6
TELUS digital experience [3]		19	(5)	14	15	(4)	11
		$97	$(18)	$79	$88	$(22)	$66

1	Within employee benefits expense (see Note 8) for the three-month and six-month periods ended June 30, 2025, restricted share units expense of $42 (2024 – $42) and $83 (2024 – $68), respectively, is presented as share-based compensation expense and the balance is included in restructuring costs (see Note 16) of the TELUS technology solutions segment.
2	Comparative amounts have been adjusted for change in segmentation (see Note 5).
3	During the three-month period ended June 30, 2024, the written put options in respect of non-controlling interests associated with the WillowTree acquisition were renegotiated, which resulted in: a change in provisions for business combinations; the institution of a maximum payout for the non-controlling interests associated with the WillowTree acquisition; and the awarding of share-based compensation. The expense associated with these awards was $(1) (2024 - $NIL) and $1 (2024 - $NIL), respectively, for the three-month and six-month periods ended June 30, 2025.

TELUS Corporation restricted share units
share-based compensation
Schedule of restricted share units

	June 30,	December 31,
As at	2025	2024
Restricted share units without market performance conditions
Restricted share units with service conditions only	11,192,258	6,896,228
Notional subset affected by non-market performance conditions	1,308,676	556,308
	12,500,934	7,452,536
Restricted share units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	1,984,583	1,513,481
Number of non-vested restricted share units	14,485,517	8,966,017

	Number of restricted
	share units [1]		Weighted
			average grant-
	Non-vested	Vested	date fair value
THREE-MONTH PERIOD
Outstanding, April 1, 2025
Non-vested	12,339,850	—	$23.64
Vested	—	32,876	$26.11
Granted
Initial award	104,879	—	$21.69
In lieu of dividends	241,703	652	$20.28
Vested	(55,930)	55,930	$24.33
Settled
In equity	—	(10,063)	$24.54
In cash	—	(45,866)	$24.26
Forfeited	(129,568)	—	$26.54
Outstanding, June 30, 2025
Non-vested	12,500,934	—	$23.56
Vested	—	33,529	$26.05
SIX-MONTH PERIOD
Outstanding, January 1, 2025
Non-vested	7,452,536	—	$25.03
Vested	—	32,723	$26.17
Granted
Initial award	4,965,800	—	$21.69
In lieu of dividends	393,796	1,327	$19.98
Vested	(82,287)	82,287	$24.56
Settled
In equity	—	(10,063)	$24.54
In cash	—	(72,745)	$24.55
Forfeited	(228,911)	—	$25.87
Outstanding, June 30, 2025
Non-vested	12,500,934	—	$23.56
Vested	—	33,529	$26.05

1	Excluding the notional subset of restricted share units affected by the relative total shareholder return performance condition.

TELUS International (Cda) Inc. restricted share units
share-based compensation
Schedule of restricted share units

	Number of restricted		Weighted
	share units		average
			grant-date
	Non-vested	Vested	fair value
THREE-MONTH PERIOD
Outstanding, April 1, 2025	25,277,511	1,298,199	US$	4.92
Granted – initial award	103,094	—	US$	3.68
Vested	(105,969)	105,969	US$	21.43
Settled in equity	—	(1,397,191)	US$	4.38
Forfeited	(3,521,056)	(6,977)	US$	5.37
Outstanding, June 30, 2025	21,753,580	—	US$	4.87
SIX-MONTH PERIOD
Outstanding, January 1, 2025	20,180,936	—	US$	6.33
Granted – initial award	8,882,253	—	US$	2.83
Vested	(3,167,785)	3,167,785	US$	7.85
Settled in equity	—	(3,160,808)	US$	7.86
Forfeited	(4,141,824)	(6,977)	US$	5.32
Outstanding, June 30, 2025	21,753,580	—	US$	4.87

TELUS Corporation share options
share-based compensation
Schedule of stock options

Periods ended June 30, 2025	Three months		Six months
	Number of	Weighted	Number of	Weighted
	share	average share	share	average share
	options	option price	options	option price
Outstanding, beginning of period	1,474,001	$22.47	1,519,501	$22.45
Exercised [2]	(11,455)	$21.19	(25,555)	$21.19
Forfeited	(23,750)	$22.85	(55,150)	$22.43
Outstanding, end of period	1,438,796	$22.47	1,438,796	$22.47
Exercisable, end of period	—	—	1,438,796	$22.47

1	The weighted average remaining contractual life is 2.0 years.
2	For the three-month and six-month periods ended June 30, 2025, the weighted average prices at the dates of exercise were $22.12 and $22.24, respectively.

TELUS International (Cda) Inc. share options
share-based compensation
Schedule of stock options

Periods ended June 30, 2025	Three months			Six months
	Number of	Weighted		Number of	Weighted
	share	average share		share	average share
	options	option price [1]		options	option price [1]
Outstanding, beginning of period	5,352,728	US$	6.53	5,352,728	US$	6.53
Forfeited	(83,279)	US$	3.69	(83,279)	US$	3.69
Outstanding, end of period	5,269,449	US$	6.57	5,269,449	US$	6.57
Exercisable, end of period	—		—	2,452,934	US$	9.89

1

For 2,816,515 share options, the price is $3.69 per TELUS International (Cda) Inc. subordinated voting share and the weighted average remaining contractual life is 9.2 years; for 2,096,582 share options, the range of share option prices is US$4.87 – US$8.95 and the weighted average remaining contractual life is 1.7 years; for the balance of share options, the price is US$25.00 and the weighted average remaining contractual life is 5.7 years.